Unearned Grant Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Government Assistance [Abstract]
Unearned Grant Revenue	15. Unearned Grant Revenue The Company has recorded funding from two grants as unearned grant revenue (a long-term liability) on its consolidated balance sheets.
16. Unearned Grant Revenue
On January 24, 2020, the Tennessee Valley Authority (“TVA”) executed a VIP Performance Grant Agreement with Union Data, whereby Union Data is eligible to receive and retain up to $135 in grant funding, based upon achievement of specific annual capital investment, average annual full-time equivalent employee, and average annual wage metrics over the
5-year
evaluation period ending January 1, 2025.
On December 18, 2020, the TVA executed a VIP Performance Grant Agreement with GRIID, whereby GRIID is eligible to receive and retain up to $60 in grant funding (such funding to be utilized by Red Dog), based upon achievement of specific annual capital investment, average annual full-time equivalent employee, and average annual wage metrics over the
5-year
evaluation period ending July 1, 2025.
Once the evaluation period is complete and the earned award is determined under each grant, the Company will recognize the full or partial award (if metrics are only partially met) as grant revenue. In the interim, the Company has recorded funding from each Grant as unearned grant revenue (a long-term liability) on its consolidated balance sheets.